SCHEDULE OF OUTSTANDING BALANCE LOAN (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt	$ 2,156,969	$ 2,366,598	$ 3,847,638	$ 4,380,393
Less: current portion	(665,614)	(793,574)	(848,794)
Long term balance	1,491,355	1,573,024	2,998,844
Harris Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt
Harris Bank One [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt
Midland States Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt			125,543
Ford Motor Credit Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt
Paycheck Protection Program [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt			322,000
Paycheck Protection Program One [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt			215,960
Midland States Bank One [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt	1,459,983	1,554,044	1,920,976
Midland States Bank Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt	268,708	381,674	822,380
Stock Yards Bank Trust [Member]
Defined Benefit Plan Disclosure [Line Items]
Long-term Debt	$ 428,278	$ 430,880	$ 440,779